CONTINGENCIES AND COMMITMENTS - Narrative (Details) $ in Millions	Mar. 31, 2023 CAD ($)
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Contractual lease commitments	$ 80.2